Income/ loss per share (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income / loss per share - Basic
Result for the purpose of income / loss (-) per share	€ (115,704)	€ 54,012	€ (118,410)
Weighted average number of shares for the purpose of income / loss per share	49,479	45,696	35,700
Basic income / loss (-) per share	€ (2.34)	€ 1.18	€ (3.32)
Income / loss per share - Diluted
Result for the purpose of income / loss (-) per share	€ (115,704)	€ 54,012	€ (118,410)
Weighted average number of shares for the purpose of income / loss per share	49,479	45,696	35,700
Number of dilutive potential ordinary shares		1,612
Diluted income / loss (-) per share	€ (2.34)	€ 1.14	€ (3.32)